Commitments and Contingencies - Legal Proceeding (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Provision for loss contingency	$ 0	$ 0